Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 250	$ 153	$ 73
Other comprehensive income (loss):
Fair value change - derivatives, net of tax (expense) benefit of ($7), $8, and $(11), respectively	18	(24)	62
Defined benefit pension plans adjustment, net of tax (expense) benefit of $(9), $81, and $55, respectively	26	(244)	(165)
Foreign currency translation adjustment	(107)	61	(164)
Comprehensive income (loss)	$ 187	$ (54)	$ (194)